CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
NOTE F - CASH EQUIVALENTS

Cash equivalents of $21,634,841 and $23,664,318 as of March 31, 2016 and 2015, respectively, include money market accounts with interest rates ranging from 0.10% to 0.35% per annum.